ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 VIEs USD ($)	Dec. 31, 2014 VIEs CNY	Dec. 31, 2013 VIEs CNY	Dec. 31, 2012 VIEs CNY
Revenue	$ 284,237	[1]	1,763,579	[1]	749,911	[1]	287,927	[1]	$ 247,630	1,536,443	682,250	188,099
Cost of revenues	65,018	[1]	403,412	[1]	140,526	[1]	71,560	[1]	96,118	596,371	167,138	44,475
Net income (loss)	10,950		67,941		62,018		9,844		2,232	13,847	77,207	(5,544)
Net cash provided (used) by operating activities	58,255		361,442		198,181		45,788		30,383	188,513	102,861	37,958
Net cash used in investing activities	(189,423)		(1,175,295)		(100,787)		(51,238)		43,088	267,346	22,814	5,730
Net cash provided in financing activities	$ 222,558		1,380,889		304,272		628		$ 1,088	6,750	13,000	16,500

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues, operating expenses and other income, net are as follows: Years ended December 31, 201220132014 RMBRMBRMBUS$ Revenues 72,651 111,218 86,708 13,975Cost of revenues (11,189) (9,296) (4,767) (769)Research and development (4,705) (4,174) (4,212) (679)Selling and marketing (312) (256) (27,931) (4,501)General and administrative (91) (2,021) (5,158) (831)Other income, net 1,185 — — —Details of the related party transactions are set out in note 15(b) to the consolidated financial statements.